Restricted Cash	6 Months Ended
Jun. 30, 2016
Restricted Cash
Restricted Cash

3Restricted Cash

The Company was required to maintain cash of $5,880 thousand and $2,818 thousand as of June 30, 2016 and as of December 31, 2015, respectively, in a retention bank account as a collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company’s Balance Sheets.